Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

In the opinion of Management, the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instructions for Form 10-Q, include all adjustments (consisting only of normal recurring accruals) which we considered as necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2022. The results of operations for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for future periods or the full year.

The condensed consolidated financial statements include the accounts of authID Inc. and its wholly-owned subsidiaries MultiPay S.A.S., ID Solutions, Inc., FIN Holdings Inc., Ipsidy Enterprises Limited and authID Gaming Inc. (collectively the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

Going Concern

As of June 30, 2023, the Company had an accumulated deficit of approximately $156.0 million. For the three and six months ended June 30, 2023, the Company earned revenue from continuing operations of approximately $0.04 million and $0.07 million, used approximately $2.0 million and $4.2 million to fund its operations, and incurred a net loss of approximately $10.7 million and $15.9 million, respectively.

The continuation of the Company as a going concern is dependent upon financial support from the Company’s stockholders and noteholders, the ability of the Company to obtain additional debt or equity financing to continue operations, the Company’s ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition, and acquiring new clients to generate revenues and cash flows.

During the quarter ended June 30, 2023, the Company has secured additional financing of approximately $6.4 million net, which provides funding for its current operations as it continues to invest in its product, people, and technology. Although there is no guarantee, the Company projects that the investments will lead to revenue expansion thereby reducing liquidity needs. However, in order to further implement its business plan and satisfy its working capital requirements, the Company will need to raise additional capital. There is no guarantee that the Company will be able to raise additional equity or debt financing at acceptable terms, if at all.

There is no assurance that the Company will ever be profitable. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. As there can be no assurance that the Company will be able to achieve positive cash flows (become cash flow positive) and raise sufficient capital to maintain operations, there is substantial doubt about the Company’s ability to continue as a going concern.

Reclassification

Certain prior year expenses have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the previously reported loss from continuing operations and management does not believe that this reclassification is material to the consolidated financial statements taken as a whole. Specifically, we reclassified certain expenses from general and administrative expenses to research and development expenses.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the three and six months ended June 30, 2023 and 2022 because their effect was antidilutive:

Security	2023	2022

Convertible notes payable	8,278	325,188
Warrants	497,895	163,045
Stock options	1,561,070	1,212,202
	2,067,243	1,700,435

Revenue Recognition

Verified Software License – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and / or variable fees generated that are earned on a usage fee based over time based on user monthly user or transaction volumes or on a monthly flat fee rate. We allocate the selling price in a contract which has multiple performance obligations based on the contract selling price that we believe represents a fair market price for the service rendered based on estimated standalone selling price.

The Company had contract liabilities of approximately $59,000 and $81,000 as of June 30, 2023 and December 31, 2022 respectively for certain revenue that will be earned in future periods. All deferred revenue contract liabilities as of June 30, 2023 will be earned over the next twelve months.

As of June 30, 2023, and December 31, 2022, the Company did not have any deferred contract costs for fees payable.

Legacy Authentication Services – The Company historically has sold certain legacy software licenses to customers and revenue is recognized when delivery occurs, and all other revenue recognition criteria have been met. During both quarters ended June 30, 2023 and 2022, the Company provided annual software maintenance support services relating to previously licensed software on a stand-ready basis. These fees were billed in advance and recognized ratably over the requisite service period as revenue.

Revenue Accounting Pronouncement – In June 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-13, “Financial Instruments – Credit Losses (Topic),” which replaces the current incurred loss impairment methodology for most financial assets with the current expected credit lost, or CECL, methodology. The series of new guidance amends the impairment model by requiring entities to use a forward-looking approach based on expected losses rather than incurred losses to estimate credit losses on certain types of financial instruments, including trade receivables. The Company adopted the new standard effective January 1, 2023, which did not have a material impact to the consolidated financial statements.

NOTE 1 – DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

authID Inc. is a leading provider of secure, authentication solutions delivered by our easy to integrate Verified platform. Our Verified platform that delivers Human Factor AuthenticationTM, binds strong passwordless authentication with biometric identity, which offers our customers a streamlined path to zero trust architecture. Verified FIDO2 passwordless authentication is certified by the FIDO Alliance to be compliant and interoperable with FIDO specifications.

Effective July 18, 2022, the Company changed its name to authID Inc.

On May 4, 2022, the Board of Directors of authID Inc. approved a plan to exit from certain non-core activities comprising the MultiPay correspondent bank payments services in Colombia and the Cards Plus cards manufacturing and printing business in South Africa (“Cards Plus business”). On August 29, 2022 the Company executed and completed the sale of the Cards Plus business. As of December 31, 2022 and 2021, Cards Plus Pty Ltd., and MultiPay S.A.S., assets are presented as assets held for sale on the Company’s Consolidated Balance Sheets and their operations presented as discontinued operations in the Consolidated Statements of Operations as they met the criteria for discontinued operations under applicable accounting guidance. See Discontinued Operations Note 11 for details.

Reverse Stock Split

On June 26, 2023, at the annual meeting for the Company, the shareholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split at a ratio not less than 1-for-2 and not greater than 1-for-50, with the exact ratio to be set within that range at the discretion of the Company’s Board of Directors before June 30, 2024 without further approval or authorization of the Company’s stockholders. On June 26, 2023, the Board of Directors approved the amendment to the Company’s Amended and Restated Certificate of Incorporation implementing a reverse split at a ratio of 1-for-8 (the “Reverse Split”).

On June 26, 2023, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Amendment”) with the Secretary of State of the State of Delaware implementing the Reverse Split. The Amendment became effective on July 7, 2023 at 5:30pm. As a result of the Reverse Split, every 8 shares of the Company’s issued and outstanding common stock were converted automatically on the effective date into one share of common stock. No cash or fractional shares will be issued in connection with the Reverse Split and instead the Company rounded up to the next whole share in lieu of issuing factional shares that would have been issued in the Reverse Split.

The par value of the Company’s Common Stock was unchanged at $0.0001 per share after the reverse stock split. As a result, on the effective date of the reverse stock split, the stated capital on the Company’s balance sheet attributable to Common Stock was reduced proportionately based on the reverse stock split ratio of 1-for-8 and the additional paid-in capital account was credited with the amount by which the stated capital was reduced.

After the reverse stock split, net income or loss per share, and other per share amounts were adjusted because there are fewer shares of the Company’s Common Stock outstanding.

The financial statements, net income or loss per share and other per share amounts for periods ending before the reverse stock split were recast to give retroactive effect to the reverse stock split.

Going Concern

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) assuming the Company will continue on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next year following the issuance date of these consolidated financial statements.

As of December 31, 2022, the Company had an accumulated deficit of approximately $140 million. For the year ended December 31, 2022, the Company earned revenue of approximately $527,000, used approximately $12.8 million to fund its operations, and incurred a net loss of approximately $24.2 million.

The continuation of the Company as a going concern is dependent upon financial support from the Company’s stockholders and noteholders, the ability of the Company to obtain additional debt or equity financing to continue operations, the Company’s ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition, and acquiring new clients to generate revenues and cash flows.

As discussed in the Subsequent Events below, the Company has secured additional financing of $3.6 million which provides funding for its current operations as it continues to invest in its product, people, and technology. The Company projects that the investments will lead to revenue expansion thereby reducing liquidity needs. However, in order to further implement its business plan and satisfy its working capital requirements, the Company will need to raise additional capital. There is no guarantee that the Company will be able to raise additional equity or debt financing at acceptable terms, if at all.

There is no assurance that the Company will ever be profitable. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. As there can be no assurance that the Company will be able to achieve positive cash flows (become cash flow profitable) and raise sufficient capital to maintain operations, there is substantial doubt about the Company’s ability to continue as a going concern.

Reclassification

Certain prior year expenses have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the previously reported loss from continuing operations and management does not believe that this reclassification is material to the consolidated financial statements taken as a whole. Specifically, we reclassified certain expenses from general and administrative expenses to research and development expenses.

Subsequent Events

On February 14, 2023, the Board of Directors of authID Inc. (the “Company”) resolved to implement a revised budget for 2023 in order to reduce expenses and cash requirements and as part of such revised budget decided to re-balance staffing levels to better align with the evolving needs of the Company (the “Labor Reduction Plan”). Under the Labor Reduction Plan the Company intends that up to 20 of the Company’s 31 employees and contractors be terminated, of which 21 are United States based employees. 12 employees and 6 contractors have been given notice of their termination and the remainder may be terminated over the next several months. The Company has also given termination notice to certain vendors and contractors that provide services to the Company. The Company estimates that it will be incurring costs (in consideration of releases) in the range of $0.5 million to $1.1 million  in connection with the Labor Reduction Plan, which are primarily one-time termination benefits and which will result in cash expenditures by the Company in that range of amounts over the coming months. Certain employees have Retention Agreements, which provide for specific benefits upon involuntary termination and the Company is negotiating with those employees over the final amounts and benefits due under those Agreements.

On March 21, 2022, the Company entered into a Facility Agreement with Stephen J. Garchik, who was and is a shareholder of the Company, pursuant to which Garchik agreed to provide to the Company a $10.0 million unsecured standby line of credit facility that could be drawn down in several tranches, subject to certain conditions described in the Original Facility Agreement. Pursuant to the Original Facility Agreement, the Company paid Garchik the Facility Commitment Fee of 12,500 shares of our common stock upon the effective date of the Original Facility Agreement.

On March 8, 2023, the Company entered into an Amended and Restated Facility Agreement with Garchik, pursuant to which the Company and Garchik amended and restated the Original Facility Agreement in its entirety, to replace the credit facility contemplated by the Original Facility Agreement with (i) an initial credit facility to the Company in an amount of $900,000 and (ii) the parties to use their reasonable best efforts after the Initial Funding to negotiate the terms of a subsequent credit facility in the aggregate amount of $2,700,000.

On March 9, 2023, pursuant to the A&R Facility Agreement, the Company entered into the Initial Promissory Note in favor of Garchik, pursuant to which Garchik loaned the Principal Amount of $900,000 to the Company. At the same time, as a condition to Garchik providing the Principal Amount, certain of the Company’s subsidiaries, ID Solutions, Inc., FIN Holdings, Inc. and Innovation in Motion, Inc. entered into the Guaranty of the Initial Promissory Note with Garchik.

A&R Facility Agreement

Under the A&R Facility Agreement, Garchik agreed to provide the Initial Funding to the Company upon receipt of a fully executed Initial Promissory Note and an executed Release Agreement relating to the Original Facility Agreement. The Company and Garchik agreed to use reasonable best efforts to negotiate the terms of the Subsequent Funding and negotiations continue, but the A&R Facility Agreement will terminate if definitive documentation for the Subsequent Funding is not entered into before July 1, 2023, for any reason other than breach of a party’s obligations.

While the terms of the Subsequent Funding are subject to due diligence and final documentation, a summary of selected terms of the proposed financing is as follows and attached to the A&R Facility Agreement as Exhibit B thereto. The Subsequent Funding would be a $2,700,000 secured note facility with a 12% per annum interest rate, paid in kind, capitalized and added to the balance of the loan on a quarterly basis, calculated on a 360-day year basis, on the outstanding aggregate balance of the Subsequent Facility. The Subsequent Facility will mature twenty-four (24) months after effectiveness. Garchik will be granted a fully perfected, non-avoidable, first-priority security interest and lien on all assets of the Company. The Subsequent Facility would be the senior obligation of the Company and will rank senior in right to payment of the obligations under the existing Convertible Notes and the liens granted in connection with the Subsequent Facility shall rank pari passu with the liens granted to holders of the Convertible Notes. Pursuant to this, the Company will use reasonable best efforts to obtain the consent of two-thirds of the holders of Convertible Notes.

In satisfaction of a condition precedent to the Initial Funding under the A&R Facility Agreement, Thomas L. Thimot, Phillip L. Kumnick, Philip R. Broenniman, Michael A. Gorriz and Neepa Patel, comprising all directors of the Company’s Board of Directors other than Joseph Trelin, Michael L. Koehneman and Jacqueline L. White, delivered to the Company executed Board Resignation Letters in escrow that became effective as of the Initial Funding. Also in satisfaction of a condition precedent to the Initial Funding under the A&R Facility Agreement, on March 9, 2023, the Board of Directors appointed Joseph Trelin to the Company’s Compensation and Audit Committees, effective as of the Initial Funding. On March 16, 2023, the Board of Directors appointed Joseph Trelin as the Chairman of the Board effective immediately.

The A&R Facility Agreement also provided Garchik with the right to nominate four (4) New Designees (not counting any Remaining Directors) to be considered for election to the Board of Directors In satisfaction of a condition precedent to the Initial Funding under the A&R Facility Agreement, as described in greater detail in Item 5.02 of this Current Report, the Board of Directors appointed four (4) New Designees to the Board, effective as of the Initial Funding. The Company also agreed that the Board of Directors would, promptly following the closing of the Initial Funding, evaluate candidates for appointment as replacement of Mr. Thimot as Chief Executive Officer and that, upon the earlier of appointment of a new Chief Executive Officer or April 3, 2023, Mr. Thimot’s resignation letter as Chief Executive Officer will be declared effective. The Company appointed Mr. Daguro as Chief Executive Officer, and Mr. Thimot’s resignation became effective on March 23, 2023.

Initial Promissory Note

Interest accrues on the Principal Amount until paid in full at a per annum rate equal to 15%, computed on the basis of a 360-day year and twelve 30-day months, payable in arrears on March 31, June 30, September 30 and December 31 of each year commencing March 31, 2023 or the first business day following each such date if any such date falls on a day which is not a business day, in cash. The Principal Amount shall mature on March 31, 2025.

The Company made standard (i) affirmative covenants to Garchik, including, but not limited to, in regard to its existence, payment obligations, business activities, financial information and use of proceeds and (ii) negative covenants to Garchik, including, but not limited to, in regard to the rank of indebtedness, incurrence of indebtedness, maintenance of insurance and properties, transactions with affiliates and disposition of assets.

While the Initial Promissory Note is unsecured, in the event of either (I) the conversion of the Convertible Notes of all amounts outstanding thereunder and the release of all liens over the Company’s assets granted by and through the Transaction Documents (as defined in the Convertible Notes) or (II) receipt of the consent of the requisite holders of the Convertible Notes, in each case, the Company will, as collateral security for the due and punctual payment and performance of all obligations under the Initial Promissory Note, pledge and assign to Garchik a first-priority, continuing security interest in substantially all of the assets of the Company, subject to exclusions consistent with those contained in the Transaction Documents. The Company has agreed to use its reasonable best efforts to deliver to Garchik an amendment to the Securities Purchase Agreement, dated as of March 21, 2022, pursuant to which the Convertible Notes were purchased, permitting the grant of that collateral security to Garchik. Upon the grant of that collateral security, interest will accrue on the outstanding Principal Amount under the Initial Promissory Note at a per annum rate equal to 12% paid in kind, capitalized and added to the balance of the loan on a quarterly basis, calculated on a 360-day year basis, on the outstanding aggregate balance.

The Initial Promissory Note includes customary Events of Default, including, among other things, (i) failing to make payment of any of the Principal Amount or interest due and such failure continues for not less than 5 business days without being cured; (ii) any representation or warranty in the Initial Promissory note being untrue in any material respect and such failure continuing for a period of not less than 5 business days without being cured; or (iii) the Initial Promissory Note shall for any reason cease to be, or shall be asserted by the Company or any affiliate thereof not to be, a legal, valid and binding obligation of the Company. Upon an Event of Default, Garchik can declare all outstanding amounts under the Initial Promissory Note due, along with any accrued interest.

Guaranty

In connection with the Company and Garchik entering into the Initial Promissory Note, each Guarantor of the Company agreed to, for the benefit and security of Garchik, guarantee the payment and performance all of the Company’s obligations under the Initial Promissory Note and the Guaranty.

Release Agreement

In connection with the A&R Facility Agreement, on March 9, 2023, the Company and Garchik entered into the Release Agreement, pursuant to which the Company and Garchik mutually agreed to release any and all rights to make a claim against the other and any existing claims against the other arising out of or relating to the Original Facility Agreement.

Additional Information

The foregoing is only a summary of the material terms of the A&R Facility Agreement, the Initial Promissory Note, the Guaranty, the Release Agreement and the other transaction documents, and does not purport to be a complete description of the rights and obligations of the parties thereunder. The summary of the A&R Facility Agreement, the Initial Promissory Note, the Guaranty, the Release Agreement is qualified in its entirety by reference to the forms of such agreements, which are filed as exhibits to this Annual Report and are incorporated by reference herein.

Pursuant to the Nomination Right under the A&R Facility Agreement, Mr. Garchik nominated Rhon Daguro, Ken Jisser, Michael Thompson and Thomas Szoke for appointment to the Board of Directors. On March 9, 2023, the Board of Directors appointed Messrs. Daguro, Jisser, Thompson and Szoke as additional directors of the Company and reduced the size of the Board of Directors from 8 directors to 7 directors, with effect from the resignations of the Retiring Directors. Under the terms of the A&R Facility Agreement, the Nomination Right expired upon the appointment of the four (4) Additional Directors to the Board of Directors.

Basis of Consolidation

The consolidated financial statements include the accounts of authID Inc. and its wholly-owned subsidiaries MultiPay S.A.S., ID Solutions, Inc., FIN Holdings Inc., Ipsidy Enterprises Limited, Cards Plus Pty Ltd. (through August 29, 2022 when the sale of Cards Plus Pty Ltd. was completed) and authID Gaming Inc. (collectively the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

In preparing these consolidated financial statements in conformity with US GAAP, management is required to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Revenue Recognition

Verified Software License – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and /or variable fees generated that are earned on a usage fee based over time based on monthly user or transaction volumes or on a monthly flat fee rate. We allocate the selling price in a contract which has multiple performance obligations based on the contract selling price that we believe represents a fair market price for the service rendered based on estimated standalone selling price.

The Company had contract liabilities of approximately $81,000 and $199,000 as of December 31, 2022, and 2021 respectively for certain revenue that will be earned in future periods. All deferred revenue contract liabilities as of December 31, 2022 will be earned over the course of the year 2023. The majority of the deferred revenue contract liability as of December 31, 2021, was recognized in the quarter ended March 31, 2022.

Furthermore, the Company capitalizes the incremental costs of acquiring and fulfilling a contract with a customer if the Company expects to recover those costs. These incremental costs were immaterial in 2022 and the Company recognizes these costs as incurred as it typically relates to a period of less than 1 year as allowed by the practical expedient.

As of December 31, 2022, and December 31, 2021, the Company did not have any deferred contract costs or fees payable.

Legacy Authentication Services – The Company historically has sold certain legacy software licenses to customers and revenue is recognized when delivery occurs, and all other revenue recognition criteria have been met. During both 2022 and 2021, the Company provided annual software maintenance support services relating to previously licensed software on a stand-ready basis. These fees were billed in advance and recognized ratably over the requisite service period as revenue.

Accounts Receivable

All customers are granted credit on a short-term basis and related credit risks are considered minimal. The Company routinely reviews its trade receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted. At December 31, 2022 and 2021, management determined no allowance for doubtful accounts was required.

Concentration of Credit Risk and Major Customers

The Company’s financial instruments that potentially expose the Company to a concentration of credit risk consist of cash and accounts receivable.

Cash: The Company’s cash is deposited at financial institutions and cash balances held in United States (“US”) bank accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At various times during the year, the Company may have exceeded amounts insured by the FDIC. At December 31, 2022, the Company had approximately $2.9 million in funds in the United States which were in excess of the insured amounts by the FDIC. For the Company’s foreign subsidiaries, no amounts are insured. At December 31, 2022, the Company held approximately $1,000 in cash maintained in British Bank.

2022 Revenues and accounts receivable: For the year ended December 31, 2022, revenue for approximately 70% of the total revenues from continuing operations were derived from two legacy customers. As of December 31, 2022, accounts receivable related to one legacy customer amounted to 86% of the accounts receivable.

2021 Revenues and accounts receivable: For the year ended December 31, 2021, majority of consolidated revenues were derived from the US and one customer represented 85% of consolidated revenue. The US customer that accounted for 85% of the consolidated revenue in 2021 did not use the service previously rendered after April 1, 2022. As of December 31, 2022, accounts receivable related to one customer amounted to 86% of the accounts receivable.

Income Taxes

The Company accounts for income taxes under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes.” Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

Leases

The Company has an operating lease for its Headquarter office expiring in July 2023 and has a renewal option. The Company does not plan to renew the lease.

Property and Equipment, net

Property and equipment consist of furniture and fixtures and computer equipment and are stated at cost. Property and equipment are depreciated using the straight-line method over the estimated useful service lives of three to five years. Maintenance and repairs are expensed as incurred and improvements are capitalized. Gains or losses on the disposition of property and equipment are recorded upon disposal.

Intangible Assets

Intangible assets include when applicable, costs associated with software development of new product offerings and enhancements to existing applications. Research & development costs are expensed as incurred. Development costs of computer software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. As of December 31, 2021 and 2022, all assets have been placed into service. As of December 31, 2022 and 2021, the intangible assets approximate $0.6 million and $2.4 million, respectively.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.

If the carrying amount of an asset exceeds its undiscounted estimated future cash flows, an impairment review is performed. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Generally fair value is determined using valuations techniques such as expected discounted cash flows or appraisals, as appropriate. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet. During the year ended December 31, 2022, the Company determined that certain intangibles assets are no longer recoverable and recognized impairment expense of approximately $1.1 million. During the year ended December 31, 2021, the Company determined that certain intangibles assets would not be recovered and an impairment expense of approximately $0.8 million was recognized.

Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of net identified tangible and intangible assets acquired. The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests. The Company’s impairment review process compares the fair value of the reporting unit to it carrying value, including the goodwill related to the reporting unit utilizing qualitative considerations. To determine the fair value of the reporting unit, the Company may use various approaches including an asset or cost approach, market approach or income approach or any combination thereof. These approaches may require the Company to make certain estimates and assumptions including future cash flows, revenue and expenses. These estimates and assumptions are reviewed each time the Company tests goodwill for impairment and are typically developed as part of the Company’s routine business planning and forecasting process. While the Company believes its estimates and assumptions are reasonable, variations from those estimates could produce materially different results.

During the year ended December 31, 2022, the Company’s projection and assessment did not indicate that an impairment charge was required as its fair value was in excess of carrying value.

Stock-based compensation

The Company has accounted for stock-based compensation under the provisions of FASB ASC 718 – “Stock Compensation” which requires the use of the fair- value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (stock options and common stock purchase warrants). For all awards, the fair value of each stock option award is estimated on the date of grant using the Black- Scholes and Monte-Carlo valuation models as appropriate that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatilities are based on historical volatility of peer companies and other factors estimated over the expected term of the stock options. For employee awards, the expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology. These costs are primarily expenses incurred to perform research projects and develop technology for the Company’s products. Research and development costs are expensed as incurred.

Advertising Expenses

During the fiscal year 2022 and 2021 the Company incurred approximately $220,000 and $65,000, respectively, in digital marketing expenses to promote our products.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the years ended December 31, 2022 and 2021 because their effect was antidilutive:

	2022	2021
Convertible notes payable	308,288	14,692
Warrants	153,654	175,452
Stock options	1,291,565	1,113,875
	1,753,507	1,304,019

Foreign Currency Translation

The assets, liabilities and results of operations of certain of authID’s subsidiaries are measured using their functional currency which is the currency of the primary foreign economic environment in which they operate. Upon consolidating these subsidiaries, the applicable assets and liabilities are translated to US dollars at currency exchange rates as of the applicable dates and their revenues and expenses are translated at the weighted average currency exchange rates during the applicable reporting periods. Translation adjustments resulting from the process of translating these subsidiaries’ financial statements are reported in other comprehensive loss in the accompanying consolidated statements of comprehensive loss.